Debt - Schedule of Senior Secured Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 EUR (€)
Debt Instrument [Line Items]
Principal					$ 8,074,490,000
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal	$ 6,331,407,000				5,928,832,000
Senior Notes | 4.750% Senior Secured Euro Notes due March 2020
Debt Instrument [Line Items]
Principal		€ 387,900			$ 444,146,000
Effective interest rate (as a percent)	6.00%	6.00%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Rate decrease upon favorable debt rating (as a percent)	1.25%	1.25%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Principal	$ 27,311,000				$ 27,311,000
Effective interest rate (as a percent)	4.88%	4.88%
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%	5.50%
Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt Instrument [Line Items]
Principal	$ 1,500,000,000				$ 1,500,000,000
Effective interest rate (as a percent)	6.52%	6.52%
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt Instrument [Line Items]
Principal	$ 954,890,000	€ 850,000			$ 973,250,000
Effective interest rate (as a percent)	4.98%	4.98%
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 60,567,000				$ 60,567,000
Effective interest rate (as a percent)	5.47%	5.47%
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Principal	$ 561,700,000	€ 500,000			$ 572,500,000		€ 500,000
Effective interest rate (as a percent)	3.68%	3.68%
Stated interest rate on debt (as a percent)	3.50%	3.50%			3.50%		3.50%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000,000				$ 1,100,000,000
Effective interest rate (as a percent)	6.71%	6.71%
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 842,550,000	€ 750,000		€ 750,000
Effective interest rate (as a percent)	3.65%	3.65%
Stated interest rate on debt (as a percent)	3.50%	3.50%		3.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000,000				$ 750,000,000	$ 750,000,000
Effective interest rate (as a percent)	6.41%	6.41%
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%	6.25%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 561,700,000	€ 500,000	€ 500,000
Effective interest rate (as a percent)	2.50%	2.50%
Stated interest rate on debt (as a percent)	2.375%	2.375%	2.375%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Principal					$ 501,058,000
Stated interest rate on debt (as a percent)				4.125%	4.125%
Debt Instrument, Redemption, Period 1 | Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 2 | Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 2 | Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 2 | Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 2 | Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 2 | Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 3 | Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 4.750% Senior Secured Euro Notes due March 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 4 | Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 5 | Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Debt Instrument, Redemption, Period 6 | Senior Notes | 4.750% Senior Secured Euro Notes due March 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 7 | Senior Notes | 4.750% Senior Secured Euro Notes due March 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 8 | Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Debt Instrument, Redemption, Period 8 | Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt Instrument [Line Items]
Redemption price, percentage	100.00%